Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2014
Registrant Name	dei_EntityRegistrantName	VIRTUS ALTERNATIVE SOLUTIONS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001589756
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	VAST
Document Creation Date	dei_DocumentCreationDate	Nov. 25, 2015
Document Effective Date	dei_DocumentEffectiveDate	Nov. 25, 2015
Prospectus Date	rr_ProspectusDate	Sep. 08, 2015
Virtus Alternative Total Solution Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Alternative Total Solution Fund
Supplement [Text Block]	vast_SupplementTextBlock

Virtus Alternative Inflation Solution Fund and Virtus Alternative Total Solution Fund,

each a series of Virtus Alternative Solutions Trust

Supplement dated November 25, 2015 to the Summary and

Statutory Prospectuses dated September 8, 2015

Important Notice to Investors

Long/Short Credit strategies tactically invest (both long and short) in debt securities of domestic and foreign issuers of all maturities and credit qualities, including high-yield/high-risk fixed income securities (so-called junk bonds), bank loans, distressed debt, corporate bonds, inflation-linked, and emerging market debt securities. The strategies may also tactically invest (both long and short) in foreign currencies.

Investors should retain this supplement with the Prospectuses for future reference.

Virtus Alternative Total Solution Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VATAX
Virtus Alternative Total Solution Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VATCX
Virtus Alternative Total Solution Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VATIX
Virtus Alternative Total Solution Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VATRX